Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 28, 2024	Sep. 30, 2023	Sep. 24, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE DISCLOSURE

This section should be read in conjunction with the “Compensation Discussion and Analysis” in this proxy statement, which includes additional discussion of the objectives of our executive compensation programs and how they are aligned with our financial and operational performance.

As required by Section 953(a) of the Dodd-Frank Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid, or CAP, to our principal executive officer, or PEO, former PEO, and non-PEO NEOs, as defined by SEC rules, and certain of our financial performance measures. For further information concerning our pay-for-performance philosophy and how we align executive compensation with our performance, refer to the “Compensation Discussion and Analysis” section of this proxy statement.

Pay Versus Performance Table

The following table provides the information required for our PEO, former PEO, and non-PEO NEOs for each of the covered fiscal years ended September 28, 2024, September 30, 2023, and September 24, 2022, along with the financial information required to be disclosed for each fiscal year.

							Year-end value of $100 invested on September 25, 2021 in:
Year (1)(2) (3)	Summary Compensation Table Total for PEO $	Compensation Actually Paid to PEO (4) $	Summary Compensation Table Total for Former PEO $	Compensation Actually Paid to Former PEO(4) $	Average Summary Compensation Table Total for Non-PEO NEOs $	Average Compensation Actually Paid to Non-PEO NEOs (4) $	SYM Total Shareholder Return $	Peer Group Total Shareholder Return (5) $	Net Income (in millions)(6) $	Revenue (in millions) (7) $
2024	—	—	—	—	4,210,384	(314,726)	260.41	163.29	(85)	1,788
2023	—	—	1,649,999	(7,495,338)	4,432,802	14,598,073	341.12	107.57	(208)	1,177
2022	—	—	14,304,539	9,731,876	8,519,163	8,092,278	107.55	79.56	(139)	593

1)
The PEO in each covered fiscal year is Richard B. Cohen. Mr. Cohen served as our Chief Executive Officer for the duration of each covered fiscal year except from April 4, 2022 to November 19, 2022.
2)
The Former PEO in 2022 and 2023 is Michael Loparco. Mr. Loparco served as our chief executive officer from April 4, 2022 to November 19, 2022.
3)
Our non-PEO NEOs consists of the following executives in each covered fiscal year:
a.
2024: Carol Hibbard, Corey Dufresne, George Dramalis, Bill Boyd, Thomas Ernst
b.
2023: Thomas Ernst, Walter Odisho
c.
2022: Thomas Ernst, Michael Dunn
4)
CAP to the PEO, the Former PEO, and non-PEO NEOs reflect certain adjustments from total compensation as reported in the Summary Compensation Table made in accordance with Item 401(v) as described in the table below. As discussed in the “Compensation Discussion and Analysis” section of this proxy statement, Mr. Cohen, our PEO, did not receive any compensation in any covered fiscal year. As such, the PEO’s CAP is $0 in each of the covered fiscal years.

PEO and Former PEO Adjustments

	2024	2023		2022
	PEO ($)	PEO ($)	Former PEO ($)	PEO ($)	Former PEO ($)
Summary Compensation Table Total	—	—	1,649,999	—	14,304,539
Adjustments for Equity Awards:
Minus value of “Stock Awards” reported in Summary Compensation Table	—	—	—	—	(13,718,000)
Add fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	—	—	—	—	9,145,337
Add fair value at vest of awards granted and vested during the covered fiscal year	—	—	—	—	—
Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	—	—	—	—	—
Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied at the end of or during the covered fiscal year	—	—	—	—	—
Minus fair value at end of prior fiscal year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year	—	—	(9,145,337)	—	—
Compensation Actually Paid (as calculated)	—	—	(7,495,338)	—	9,731,876

Average of Non-PEO NEOs	2024	2023	2022
	Average Non- PEO NEOs ($)	Average of Non- PEO NEOs ($)	Average of Non-PEO NEOs ($)
Summary Compensation Table Total	4,210,384	4,432,802	8,519,163
Adjustments for Equity Awards:
Minus value of “Stock Awards” reported in Summary Compensation Table	(3,451,088)	(3,823,978)	(7,835,389)
Add fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	1,665,408	7,869,094	3,766,964
Add fair value at vest of awards granted and vested during the covered fiscal year	—	—	2,542,709
Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	(2,376,039)	4,507,052	1,151,867
Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied at the end of or during the covered fiscal year	1,443,851	1,613,103	237,265
Minus fair value at end of prior fiscal year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year	(1,807,242)	—	(290,301)
Compensation Actually Paid (as calculated)	(314,726)	14,598,073	8,092,278

The amounts shown for CAP have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by our NEOs during the applicable years. Given a significant amount of CAP is dependent on our stock price at a specific point in time, it is important to note that the value could have been drastically different if other measurement dates were chosen. The amount of compensation actually realized may, in fact, be different from the amounts disclosed in the Pay Versus Performance Table.

5)
The peer group total shareholder return (“TSR”) set forth in this table utilizes the S&P 500 Information Technology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our 2024 Annual Report. The comparison assumes $100 was invested in both SYM and the S&P 500 Information Technology Index on September 25, 2021. TSR for each fiscal year in the table is the value of each of those $100 investments as of the date of our applicable fiscal year end. Historical stock price performance is not necessarily indicative of future stock price performance
6)
Reflects net income calculated in accordance with generally accepted accounting principles (“GAAP”) in our Consolidated Statements of Income included in our Annual Report on Form 10-K for the applicable fiscal year.
7)
Revenue, which is a GAAP financial measure, represents the most important financial performance measure used by us to link our performance to CAP to our NEOs, including our PEO, for the most recently completed fiscal year, as required pursuant to Item 402(v) of Regulation S-K. We believe that growing revenue is central to our ability to increase stockholder value. As such, we include revenue as a component in both our annual cash bonus plan and in our performance-based RSU program. We may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote
1)
The PEO in each covered fiscal year is Richard B. Cohen. Mr. Cohen served as our Chief Executive Officer for the duration of each covered fiscal year except from April 4, 2022 to November 19, 2022.
2)
The Former PEO in 2022 and 2023 is Michael Loparco. Mr. Loparco served as our chief executive officer from April 4, 2022 to November 19, 2022.
3)
Our non-PEO NEOs consists of the following executives in each covered fiscal year:
a.
2024: Carol Hibbard, Corey Dufresne, George Dramalis, Bill Boyd, Thomas Ernst
b.
2023: Thomas Ernst, Walter Odisho
	2022: Thomas Ernst, Michael Dunn
Peer Group Issuers, Footnote
5)
The peer group total shareholder return (“TSR”) set forth in this table utilizes the S&P 500 Information Technology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our 2024 Annual Report. The comparison assumes $100 was invested in both SYM and the S&P 500 Information Technology Index on September 25, 2021. TSR for each fiscal year in the table is the value of each of those $100 investments as of the date of our applicable fiscal year end. Historical stock price performance is not necessarily indicative of future stock price performance

Adjustment To PEO Compensation, Footnote
4)
CAP to the PEO, the Former PEO, and non-PEO NEOs reflect certain adjustments from total compensation as reported in the Summary Compensation Table made in accordance with Item 401(v) as described in the table below. As discussed in the “Compensation Discussion and Analysis” section of this proxy statement, Mr. Cohen, our PEO, did not receive any compensation in any covered fiscal year. As such, the PEO’s CAP is $0 in each of the covered fiscal years.

PEO and Former PEO Adjustments

	2024	2023		2022
	PEO ($)	PEO ($)	Former PEO ($)	PEO ($)	Former PEO ($)
Summary Compensation Table Total	—	—	1,649,999	—	14,304,539
Adjustments for Equity Awards:
Minus value of “Stock Awards” reported in Summary Compensation Table	—	—	—	—	(13,718,000)
Add fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	—	—	—	—	9,145,337
Add fair value at vest of awards granted and vested during the covered fiscal year	—	—	—	—	—
Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	—	—	—	—	—
Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied at the end of or during the covered fiscal year	—	—	—	—	—
Minus fair value at end of prior fiscal year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year	—	—	(9,145,337)	—	—
Compensation Actually Paid (as calculated)	—	—	(7,495,338)	—	9,731,876

Non-PEO NEO Average Total Compensation Amount	$ 4,210,384	$ 4,432,802	$ 8,519,163
Non-PEO NEO Average Compensation Actually Paid Amount	$ (314,726)	14,598,073	8,092,278
Adjustment to Non-PEO NEO Compensation Footnote

Average of Non-PEO NEOs	2024	2023	2022
	Average Non- PEO NEOs ($)	Average of Non- PEO NEOs ($)	Average of Non-PEO NEOs ($)
Summary Compensation Table Total	4,210,384	4,432,802	8,519,163
Adjustments for Equity Awards:
Minus value of “Stock Awards” reported in Summary Compensation Table	(3,451,088)	(3,823,978)	(7,835,389)
Add fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	1,665,408	7,869,094	3,766,964
Add fair value at vest of awards granted and vested during the covered fiscal year	—	—	2,542,709
Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	(2,376,039)	4,507,052	1,151,867
Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied at the end of or during the covered fiscal year	1,443,851	1,613,103	237,265
Minus fair value at end of prior fiscal year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year	(1,807,242)	—	(290,301)
Compensation Actually Paid (as calculated)	(314,726)	14,598,073	8,092,278

The amounts shown for CAP have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by our NEOs during the applicable years. Given a significant amount of CAP is dependent on our stock price at a specific point in time, it is important to note that the value could have been drastically different if other measurement dates were chosen. The amount of compensation actually realized may, in fact, be different from the amounts disclosed in the Pay Versus Performance Table.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Tabular List of Important Performance Measures

As described in greater detail in the “Compensation Discussion and Analysis” section of this proxy statement, our executive compensation program reflects a pay-for-performance philosophy. We utilize metrics for our short- and long-term incentive compensation programs based on an objective of driving profitable growth and effectively managing cash generation to increase shareholder value. Listed below are the financial performance measures which, in our assessment, represent the most important performance measures we used to link CAP to our NEOs to Company performance in fiscal year 2024. Of these measures, we have identified Revenue as the most important of our financial performance measures.

•
Revenue;
•
Adjusted EBITDA*; and
•
Adjusted Free Cash Flow*.

* Adjusted EBITDA and Adjusted Free Cash Flow are not prepared in accordance with GAAP. Adjusted EBITDA (earnings before interest, taxes, depreciation and amortization) is defined in our 2024 Annual Report. We define Adjusted Free Cash Flow as Adjusted EBITDA less purchases of property and equipment and capitalization of internal use software development costs

Total Shareholder Return Amount	$ 260.41	341.12	107.55
Peer Group Total Shareholder Return Amount	163.29	107.57	79.56
Net Income (Loss)	$ (85,000,000)	$ (208,000,000)	$ (139,000,000)
Company Selected Measure Amount	1,788,000,000	1,177,000,000	593,000,000
PEO Name	Richard B. Cohen.	Michael Loparco.	Michael Loparco.
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Free Cash Flow
Michael Loparco
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 1,649,999	$ 14,304,539
PEO Actually Paid Compensation Amount		(7,495,338)	9,731,876
Michael Loparco | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			9,145,337
Michael Loparco | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(9,145,337)
Michael Loparco | Minus Value Of Stock Awards Reported In Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(13,718,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,665,408	7,869,094	3,766,964
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,376,039)	4,507,052	1,151,867
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,542,709
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,443,851	1,613,103	237,265
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,807,242)		(290,301)
Non-PEO NEO | Minus Value Of Stock Awards Reported In Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,451,088)	$ (3,823,978)	$ (7,835,389)